Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of comprehensive income [abstract]
Net earnings	$ 1,631,249	$ 1,466,142
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized gains (losses) on translating financial statements of foreign operations	242,789	(319,698)
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations	(53,959)	(4,541)
Deferred (costs) gains of hedging on cross-currency swaps	(14,733)	21,705
Net unrealized (losses) gains on cash flow hedges	(18,750)	25,245
Net unrealized gains (losses) on financial assets at fair value through other comprehensive income	660	(6,263)
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement losses on defined benefit plans	(36,778)	(8,282)
Other comprehensive income (loss)	119,229	(291,834)
Comprehensive income	$ 1,750,478	$ 1,174,308